UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08342
Investment Company Act File Number
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 6.9%

	Principal
Security	Amount		Value
Bermuda — 0.5%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	31,497,000	$32,886,711

Total Bermuda (identified cost $32,591,124)			$32,886,711

Brazil — 0.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	12,845,572	$7,211,603
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	77,495,000	40,474,425

Total Brazil (identified cost $46,044,574)			$47,686,028

Chile — 0.3%
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	$4,597,795
Government of Chile, 6.00%, 3/1/18	CLP	9,515,000,000	18,301,488

Total Chile (identified cost $22,332,874)			$22,899,283

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	2,802,500	$1,618,444

Total Congo (identified cost $1,226,155)			$1,618,444

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,295,522,987	$1,940,952
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	144,425,671	251,054

Total Costa Rica (identified cost $3,207,340)			$2,192,006

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,952,178

Total Georgia (identified cost $3,625,597)			$4,952,178

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$20,981,070

Total Germany (identified cost $20,614,136)			$20,981,070

Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,791,359
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,587,691

Total Greece (identified cost $17,372,114)			$15,379,050

Israel — 0.4%
Israeli Government Bond, 3.00%, 10/31/19(2)	ILS	53,324,849	$15,763,876
Israeli Government Bond, 5.00%, 4/30/15(2)	ILS	45,009,762	14,387,860

Total Israel (identified cost $28,743,550)			$30,151,736

	Principal
Security	Amount		Value
Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,478,552

Total Macedonia (identified cost $5,907,983)			$7,478,552

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	84,812,957	$27,211,054

Total Poland (identified cost $27,439,462)			$27,211,054

Slovakia — 1.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	58,040,000	$73,859,712

Total Slovakia (identified cost $70,085,506)			$73,859,712

South Africa — 1.1%
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	$76,139,107

Total South Africa (identified cost $73,478,845)			$76,139,107

Taiwan — 0.8%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	1,703,900,000	$53,107,006

Total Taiwan (identified cost $53,766,530)			$53,107,006

Turkey — 0.8%
Turkey Government Bond, 9.00%, 5/21/14(2)	TRY	13,754,891	$10,860,085
Turkey Government Bond, 10.00%, 2/15/12(2)	TRY	22,173,808	16,344,945
Turkey Government Bond, 12.00%, 8/14/13(2)	TRY	38,441,396	31,970,734

Total Turkey (identified cost $46,518,961)			$59,175,764

Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	176,852,847	$9,294,475

Total Uruguay (identified cost $7,628,479)			$9,294,475

Total Foreign Government Bonds (identified cost $460,583,230)			$485,012,176

Foreign Corporate Bonds & Notes — 0.1%

	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,550,818	$3,796,233

Total Chile (identified cost $3,000,000)			$3,796,233

	Principal
Security	Amount		Value
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)(4)	USD	2,000,000	10,000

Total Indonesia (identified cost $3,515,078)			$30,000

Total Foreign Corporate Bonds & Notes (identified cost $6,515,078)			$3,826,233

Debt Obligations - United States — 39.3%

Corporate Bonds & Notes — 0.0%(5)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$665,549
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,172,004

Total Corporate Bonds & Notes (identified cost $1,528,526)		$1,837,553

Collateralized Mortgage Obligations — 1.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D,
8.00%, 12/25/22	$390,582	$447,939
Series 1548, Class Z,
7.00%, 7/15/23	476,364	497,608
Series 1650, Class K,
6.50%, 1/15/24	3,021,922	3,328,354
Series 1817, Class Z,
6.50%, 2/15/26	431,044	464,469
Series 1927, Class ZA,
6.50%, 1/15/27	1,563,400	1,621,834
Series 2127, Class PG,
6.25%, 2/15/29	1,919,086	2,065,244
Series 2344, Class ZD,
6.50%, 8/15/31	2,979,576	3,291,595
Series 2458, Class ZB,
7.00%, 6/15/32	4,177,587	4,762,097

		$16,479,140

Federal National Mortgage Association:
Series 1992-180, Class F,
1.494%, 10/25/22(6)	$1,648,381	$1,681,219
Series 1993-16, Class Z,
7.50%, 2/25/23	1,600,755	1,852,190
Series 1993-79, Class PL,
7.00%, 6/25/23	1,228,936	1,383,973
Series 1993-104, Class ZB,
6.50%, 7/25/23	484,645	539,881
Series 1993-121, Class Z,
7.00%, 7/25/23	7,522,071	8,471,682
Series 1993-141, Class Z,
7.00%, 8/25/23	1,238,877	1,402,146
Series 1994-42, Class ZQ,
7.00%, 4/25/24	7,680,648	8,731,676
Series 1994-79, Class Z,

	Principal
Security	Amount	Value
7.00%, 4/25/24	$1,479,358	$1,681,326
Series 1994-89, Class ZQ,
8.00%, 7/25/24	980,967	1,159,098
Series 1996-35, Class Z,
7.00%, 7/25/26	390,143	445,119
Series 1998-16, Class H,
7.00%, 4/18/28	1,034,336	1,176,768
Series 1998-44, Class ZA,
6.50%, 7/20/28	1,720,379	1,956,661
Series 1999-25, Class Z,
6.00%, 6/25/29	3,250,714	3,601,646
Series 2000-2, Class ZE,
7.50%, 2/25/30	454,080	532,665
Series 2000-49, Class A,
8.00%, 3/18/27	1,285,133	1,527,799
Series 2001-31, Class ZA,
6.00%, 7/25/31	18,028,428	20,010,953
Series 2001-37, Class GA,
8.00%, 7/25/16	134,925	148,288
Series 2009-48, Class WA,
5.849%, 7/25/39(7)	16,348,408	18,000,195
Series G48, Class Z,
7.10%, 12/25/21	1,201,139	1,350,995
Series G92-60, Class Z,
7.00%, 10/25/22	3,302,053	3,707,230
Series G93-1, Class K,
6.675%, 1/25/23	1,844,462	2,086,899
Series G93-31, Class PN,
7.00%, 9/25/23	5,754,148	6,637,341
Series G93-41, Class ZQ,
7.00%, 12/25/23	11,615,355	13,401,488
Series G94-7, Class PJ,
7.50%, 5/17/24	1,837,182	2,152,846

		$103,640,084

Government National Mortgage Association:
Series 1994-7, Class PQ,
6.50%, 10/16/24	$1,343,040	$1,501,594
Series 1996-22, Class Z,
7.00%, 10/16/26	1,026,313	1,165,706
Series 1999-42, Class Z,
8.00%, 11/16/29	2,670,463	3,064,965
Series 2001-21, Class Z,
9.00%, 3/16/30	3,826,835	4,716,437
Series 2001-35, Class K,
6.45%, 10/26/23	426,283	476,256
Series 2002-48, Class OC,
6.00%, 9/16/30	3,146,793	3,273,129

		$14,198,087

Total Collateralized Mortgage Obligations (identified cost $127,025,658)		$134,317,311

Commercial Mortgage-Backed Securities — 0.6%

	Principal
Security	Amount	Value
GSMS, Series 2001-LIBA, Class E, 6.733%, 2/14/16(1)	$4,000,000	$4,123,929
HHPT, Series 2000-HLTA, Class F, 7.75%, 10/3/15(1)	2,200,000	2,225,526
JPMCC, Series 2005-LDP5, Class AM, 5.237%, 12/15/44(7)	9,960,000	9,821,244
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	7,000,000	7,596,437

	Principal
Security	Amount	Value
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(7)	$9,796,871	$10,956,568
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,423,113

Total Commercial Mortgage-Backed Securities (identified cost $39,836,712)		$41,146,817

Mortgage Pass-Throughs — 15.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.238%, with maturity at 2035(8)	$8,137,352	$8,360,746
3.791%, with maturity at 2029(8)	1,695,388	1,732,105
3.866%, with maturity at 2023(8)	627,754	655,875
4.366%, with maturity at 2030(8)	2,233,627	2,377,635
4.50%, with maturity at 2018	6,519,363	6,973,736
5.00%, with various maturities to 2019	8,453,346	9,073,888
6.00%, with various maturities to 2035	62,344,509	69,211,577
6.50%, with various maturities to 2033	70,285,366	78,498,648
6.60%, with maturity at 2030	3,365,537	3,826,992
7.00%, with various maturities to 2036(9)	50,548,722	57,381,140
7.31%, with maturity at 2026	412,222	482,301
7.50%, with various maturities to 2035	35,551,273	41,039,685
7.95%, with maturity at 2022	577,452	679,966
8.00%, with various maturities to 2031	7,236,894	8,368,360
8.15%, with maturity at 2021	319,752	380,323
8.30%, with maturity at 2021	108,004	121,698
8.47%, with maturity at 2018	247,150	287,710
8.50%, with various maturities to 2028	1,627,399	1,953,831
9.00%, with various maturities to 2027	3,067,811	3,675,846
9.50%, with various maturities to 2027	306,055	375,645
9.75%, with various maturities to 2020	7,397	8,664
10.00%, with various maturities to 2020	987,448	1,146,282
10.50%, with maturity at 2021	516,410	612,345
11.00%, with maturity at 2016	731,195	835,152
13.25%, with maturity at 2013	519	537

		$298,060,687

Federal National Mortgage Association:
2.525%, with maturity at 2028(8)	$283,654	$294,612
3.045%, with maturity at 2022(8)	3,255,934	3,335,737
3.075%, with various maturities to 2035(8)	31,206,682	32,163,840
3.103%, with maturity at 2035(8)	6,932,387	7,136,602
3.109%, with various maturities to 2033(8)	27,540,542	28,358,136
3.225%, with maturity at 2025(8)	1,827,716	1,887,610
3.425%, with maturity at 2024(8)	1,548,932	1,607,910
3.738%, with maturity at 2034(8)	4,927,084	5,185,366
3.892%, with maturity at 2035(8)	18,067,657	19,075,959
3.96%, with maturity at 2023(8)	173,618	181,286
4.50%, with various maturities to 2018	8,255,800	8,836,679
4.524%, with maturity at 2035(8)	13,291,761	14,174,334
5.00%, with various maturities to 2018(9)	25,840,477	27,741,501
5.50%, with various maturities to 2023	6,692,244	7,245,079
6.00%, with various maturities to 2033	39,270,885	42,897,245
6.321%, with maturity at 2032(8)	5,699,708	6,078,168
6.50%, with various maturities to 2036(9)	172,615,408	190,854,425
6.823%, with maturity at 2025(8)	475,315	502,746
7.00%, with various maturities to 2036(9)	166,148,558	189,424,255
7.50%, with various maturities to 2034	25,680,371	29,483,319
8.00%, with various maturities to 2030	9,607,529	11,450,339
8.50%, with various maturities to 2037	14,393,199	16,576,853

	Principal
Security	Amount	Value
9.00%, with various maturities to 2032	$5,096,987	$6,131,677
9.035%, with maturity at 2028(7)	875,346	1,027,793
9.50%, with various maturities to 2031	4,480,238	5,427,278
10.50%, with maturity at 2029	427,470	516,003
10.948%, with maturity at 2027(7)	858,970	1,006,886
11.00%, with maturity at 2016	43,814	48,185
11.50%, with maturity at 2031	676,628	861,038

		$659,510,861

Government National Mortgage Association:
3.125%, with maturity at 2024(8)	$773,798	$801,379
6.50%, with various maturities to 2032	5,753,261	6,504,597
7.00%, with various maturities to 2035	64,795,948	75,128,643
7.50%, with various maturities to 2031	9,879,538	11,538,527
7.75%, with maturity at 2019	38,519	44,888
8.00%, with various maturities to 2034	27,786,661	32,556,651
8.30%, with various maturities to 2020	183,693	209,261
8.50%, with various maturities to 2021	1,723,580	1,970,364
9.00%, with various maturities to 2025	586,849	695,675
9.50%, with various maturities to 2026	1,978,841	2,465,171

		$131,915,156

Total Mortgage Pass-Throughs (identified cost $1,048,103,334)		$1,089,486,704

U.S. Government Agency Obligations — 5.5%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,488,060
4.125%, 3/13/20	65,000,000	69,448,795
4.50%, 9/13/19	48,275,000	53,084,059
4.625%, 9/11/20	19,325,000	21,377,470
5.25%, 12/11/20	11,545,000	13,267,595
5.25%, 12/9/22	12,150,000	14,190,544
5.365%, 9/9/24	12,700,000	14,770,392
5.375%, 5/15/19	27,930,000	32,702,231
5.375%, 9/30/22	49,780,000	58,847,576
5.375%, 8/15/24	22,000,000	25,640,010
5.625%, 6/11/21	12,850,000	15,320,284
5.75%, 6/12/26	14,850,000	17,853,888

		$357,990,904

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,932,095
5.50%, 4/26/24	22,500,000	26,789,737

		$32,721,832

Total U.S. Government Agency Obligations (identified cost $374,320,296)		$390,712,736

U.S. Treasury Obligations — 15.8%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.25%, 5/15/16	$16,000,000	$20,647,504
U.S. Treasury Bond, 7.875%, 2/15/21(9)	1,500,000	2,158,828
U.S. Treasury Note, 0.875%, 4/30/11	95,000,000	95,437,950
U.S. Treasury Note, 1.00%, 9/30/11	100,000,000	100,753,900
U.S. Treasury Note, 1.00%, 10/31/11	100,000,000	100,781,300

	Principal
Security	Amount	Value
U.S. Treasury Note, 1.375%, 11/15/12	$61,500,000	$62,552,265
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	101,789,100
U.S. Treasury Note, 4.50%, 2/28/11	100,000,000	102,476,600
U.S. Treasury Note, 4.625%, 8/31/11	100,000,000	104,601,600
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	105,992,200
U.S. Treasury Note, 4.625%, 7/31/12(9)	50,000,000	54,101,550
U.S. Treasury Note, 4.875%, 7/31/11	100,000,000	104,507,800
U.S. Treasury Note, 4.875%, 2/15/12	50,000,000	53,425,800
U.S. Treasury Note, 5.125%, 6/30/11	100,000,000	104,382,800

Total U.S. Treasury Obligations (identified cost $1,108,313,530)		$1,113,609,197

Total Debt Obligations - United States (identified cost $2,699,128,056)		$2,771,110,318

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(10)	203,000	$234,573
Aluminum Corp. of China Ltd., Class H(10)	363,000	320,969
China COSCO Holdings Co., Ltd., Class H(10)	238,000	267,048
China Oilfield Services, Ltd., Class H	141,000	184,692
China Petroleum & Chemical Corp., Class H	1,546,000	1,247,611
China Shipping Container Lines Co., Ltd., Class H(10)	328,000	121,245
Datang International Power Generation Co., Ltd., Class H	305,000	131,430
Huaneng Power International, Inc., Class H	281,000	163,796
Jiangxi Copper Co., Ltd., Class H	128,000	285,524
PetroChina Co., Ltd., Class H	1,944,000	2,221,176
Shanghai Electric Group Co., Ltd., Class H(10)	274,000	129,511
Sinopec Shanghai Petrochemical Co., Ltd., Class H	215,000	84,344
Yanzhou Coal Mining Co., Ltd., Class H	180,000	387,355
Zijin Mining Group Co., Ltd., Class H	369,000	238,875

Total China (identified cost $5,888,341)		$6,018,149

Indonesia — 0.0%
APP China	8,155	$326,200

Total Indonesia (identified cost $1,522,635)		$326,200

Total Common Stocks (identified cost $7,410,976)		$6,344,349

Precious Metals — 0.3%

	Troy
Description	Ounce	Value
Gold	16,454	$19,431,501

Total Precious Metals (identified cost $20,202,541)		$19,431,501

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$7,407,118

Total Currency Options Purchased (identified cost $8,845,661)						$7,407,118

Short-Term Investments — 52.5%

Foreign Government Securities — 30.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.2%
Chilean Government Bond, 8.00%, 8/1/10	CLP	8,215,000	$15,770,985

Total Chile (identified cost $15,556,374)			$15,770,985

Croatia — 4.3%
Croatian Treasury Bill, 0.00%, 10/7/10	EUR	1,005	$1,306,301
Croatian Treasury Bill, 0.00%, 11/11/10	EUR	5,000	6,485,585
Croatian Treasury Bill, 0.00%, 12/2/10	EUR	1,890	2,447,881
Croatian Treasury Bill, 0.00%, 12/9/10	EUR	4,300	5,566,284
Croatian Treasury Bill, 0.00%, 12/16/10	EUR	2,000	2,587,510
Croatian Treasury Bill, 0.00%, 12/30/10	EUR	9,520	12,302,032
Croatian Treasury Bill, 0.00%, 2/17/11	EUR	300	385,190
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	15,742	20,105,554
Croatian Treasury Bill, 0.00%, 4/14/11	EUR	7,500	9,571,218
Croatian Treasury Bill, 0.00%, 5/5/11	EUR	46,811	59,588,983
Croatian Treasury Bill, 0.00%, 6/2/11	EUR	33,700	42,748,445
Croatian Treasury Bill, 0.00%, 6/9/11	EUR	58,408	74,023,559
Croatian Treasury Bill, 0.00%, 6/16/11	EUR	14,581	18,462,174
Croatian Treasury Bill, 0.00%, 6/30/11	EUR	29,000	36,650,069
Croatian Treasury Bill, 0.00%, 7/7/11	EUR	4,750	5,997,210
Croatian Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,398,877

Total Croatia (identified cost $288,527,376)			$301,626,872

Egypt — 6.2%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	$3,322,674
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	87,950	15,392,060
Egypt Treasury Bill, 0.00%, 8/17/10	EGP	367,425	64,180,627
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	365,350	63,699,295
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	79,250	13,791,808
Egypt Treasury Bill, 0.00%, 9/7/10	EGP	60,900	10,578,237
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	80,875	14,020,910
Egypt Treasury Bill, 0.00%, 9/21/10	EGP	201,075	34,788,426
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,884,111
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	15,079,937
Egypt Treasury Bill, 0.00%, 10/12/10	EGP	75,175	12,930,832
Egypt Treasury Bill, 0.00%, 10/19/10	EGP	147,025	25,244,535
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	33,650	5,766,539
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	211,850	36,228,821
Egypt Treasury Bill, 0.00%, 1/4/11	EGP	109,900	18,460,251
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,191,008
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	29,675	4,935,388
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	36,575	6,008,667
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	168,475	27,088,171

	Principal
	Amount
Security	(000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	197,375	$31,612,371
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	154,750	24,643,008

Total Egypt (identified cost $440,598,186)			$434,847,676

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	190,280	$1,330,634
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	690,000	4,806,295
Iceland Treasury Note, 13.75%, 12/10/10	ISK	688,000	5,039,876

Total Iceland (identified cost $10,658,814)			$11,176,805

Israel — 6.0%
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	128,420	$33,853,471
Israeli Treasury Bill, 0.00%, 1/5/11	ILS	190,026	49,997,952
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	626,217	163,784,304
Israeli Treasury Bill, 0.00%, 5/4/11	ILS	158,440	41,355,205
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	472,925	123,202,061
Israeli Treasury Bill, 0.00%, 7/6/11	ILS	37,110	9,645,892

Total Israel (identified cost $419,857,329)			$421,838,885

Kazakhstan — 0.1%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	1,447,740	$9,794,576

Total Kazakhstan (identified cost $9,813,754)			$9,794,576

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	20,597,220	$13,714,647
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	4,924,250	3,276,644
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	40,397,990	26,862,914
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,776,892
Lebanon Treasury Bill, 0.00%, 9/30/10	LBP	21,830,000	14,437,324
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	34,427,170	22,729,960
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,459,525
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,566,933
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,603,728
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,640,656
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	49,173,810	32,242,753
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,539,524
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	17,853,950	11,686,070
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,280,585
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	65,972,770	43,105,140
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	2,056,314
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	25,403,400	16,568,399
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,580,209
Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	11,833,018
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	20,894,798
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	19,612,330	12,495,576
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	22,262,480	14,161,054
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	6,979,900	4,727,477
Lebanon Treasury Note, 9.32%, 12/16/10	LBP	5,000,000	3,392,438

Total Lebanon (identified cost $271,527,736)			$271,632,578

	Principal
	Amount
Security	(000’s omitted)		Value
Malaysia — 0.5%
Malaysia Treasury Bill, 0.00%, 9/14/10	MYR	65,800	$20,614,162
Malaysia Treasury Bill, 0.00%, 9/21/10	MYR	48,410	15,158,219

Total Malaysia (identified cost $35,737,176)			$35,772,381

Mexico — 0.4%
Mexico Treasury Bill, 0.00%, 8/5/10	MXN	366,844	$28,962,032

Total Mexico (identified cost $28,613,163)			$28,962,032

Norway — 0.5%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	201,350	$33,053,421

Total Norway (identified cost $30,521,706)			$33,053,421

Romania — 0.4%
Romania Government Bond, 4.25%, 11/29/10	EUR	23,000	$30,007,832

Total Romania (identified cost $29,917,855)			$30,007,832

Slovakia — 0.4%
Slovakia Treasury Bill, 0.00%, 1/19/11	EUR	19,969	$25,883,134

Total Slovakia (identified cost $24,948,918)			$25,883,134

South Korea — 0.2%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	5,587,900	$4,720,910
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	8,059,660	6,796,129
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	3,624,680	3,039,945

Total South Korea (identified cost $14,621,845)			$14,556,984

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	1,161,300	$10,279,667
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	659,010	5,752,666
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	585,150	5,083,542
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	578,870	5,022,056
Sri Lanka Treasury Bill, 0.00%, 11/12/10	LKR	61,630	533,690
Sri Lanka Treasury Bill, 0.00%, 1/21/11	LKR	1,264,880	10,773,683
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	5,076,808
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	10,100,602
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,582,040
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	16,025,193
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	540,474
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,743,431
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	14,475,344
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	10,225,580

Total Sri Lanka (identified cost $99,270,014)			$100,214,776

	Principal
	Amount
Security	(000’s omitted)		Value
Switzerland — 2.8%
Switzerland National Bank, 0.00%, 9/27/10	CHF	205,000	$196,746,472

Total Switzerland (identified cost $193,502,368)			$196,746,472

Turkey — 2.4%
Turkey Government Bond, 0.00%, 12/8/10	TRY	18,000	$11,643,989
Turkey Government Bond, 0.00%, 2/2/11	TRY	114,525	73,335,664
Turkey Government Bond, 0.00%, 4/13/11	TRY	14,313	9,019,982
Turkey Government Bond, 0.00%, 5/11/11	TRY	103,537	64,823,147
Turkey Government Bond, 0.00%, 6/8/11	TRY	13,759	8,586,239

Total Turkey (identified cost $160,925,290)			$167,409,021

Uruguay — 0.5%
Uruguay Sovereign Bond, 0.00%, 4/29/11	UYU	7,600	$337,277
Uruguay Treasury Bill, 0.00%, 8/5/10	UYU	40,000	1,906,864
Uruguay Treasury Bill, 0.00%, 8/11/10	UYU	30,000	1,428,286
Uruguay Treasury Bill, 0.00%, 8/18/10	UYU	20,000	950,730
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	45,390	2,153,848
Uruguay Treasury Bill, 0.00%, 9/16/10	UYU	10,290	485,948
Uruguay Treasury Bill, 0.00%, 10/1/10	UYU	20,000	941,165
Uruguay Treasury Bill, 0.00%, 10/6/10	UYU	23,977	1,126,974
Uruguay Treasury Bill, 0.00%, 10/12/10	UYU	38,558	1,809,654
Uruguay Treasury Bill, 0.00%, 10/27/10	UYU	20,000	935,217
Uruguay Treasury Bill, 0.00%, 10/28/10	UYU	44,740	2,091,547
Uruguay Treasury Bill, 0.00%, 11/17/10	UYU	21,000	976,756
Uruguay Treasury Bill, 0.00%, 12/23/10	UYU	77,094	3,551,848
Uruguay Treasury Bill, 0.00%, 12/30/10	UYU	40,000	1,839,332
Uruguay Treasury Bill, 0.00%, 1/18/11	UYU	60,770	2,779,698
Uruguay Treasury Bill, 0.00%, 1/19/11	UYU	40,000	1,829,136
Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	50,000	2,276,706
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	3,273,758
Uruguay Treasury Bill, 0.00%, 4/12/11	UYU	100,000	4,461,623
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	40,000	1,755,189

Total Uruguay (identified cost $38,761,347)			$36,911,556

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$672,132

Total Zambia (identified cost $705,744)			$672,132

Total Foreign Government Securities (identified cost $2,114,064,995)			$2,136,878,118

U.S. Treasury Obligations — 18.4%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 8/5/10	$165,000	$164,998,680
United States Treasury Bill, 0.00%, 8/12/10	80,000	79,997,840
United States Treasury Bill, 0.00%, 8/19/10	200,000	199,988,200
United States Treasury Bill, 0.00%, 8/26/10	50,000	49,995,650
United States Treasury Bill, 0.00%, 9/16/10	200,000	199,965,000
United States Treasury Bill, 0.00%, 10/14/10	100,000	99,974,200

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 11/18/10(9)	$100,000	$99,955,900
United States Treasury Bill, 0.00%, 12/16/10	100,000	99,940,700
United States Treasury Bill, 0.00%, 1/13/11	100,000	99,921,600
United States Treasury Bill, 0.00%, 3/10/11	100,000	99,885,700
United States Treasury Bill, 0.00%, 6/2/11	100,000	99,808,300

Total U.S. Treasury Obligations (identified cost $1,294,311,780)		$1,294,431,770

Repurchase Agreements — 0.3%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America, dated 7/27/2010 with a maturity date of 10/29/10, an interest rate of 0.20% and repurchase proceeds of EUR 15,703,278, collateralized by EUR 15,000,000 Spanish Government Bond 4.60% due 7/30/19 and a market value of $20,298,919.	EUR	15,694	$20,451,320

Total Repurchase Agreements (identified cost $20,405,795)			$20,451,320

Other Securities — 3.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(11)	$245,074	$245,074,243

Total Other Securities (identified cost $245,074,243)		$245,074,243

Total Short-Term Investments (identified cost $3,673,856,813)		$3,696,835,451

Total Investments — 99.3% (identified cost $6,876,542,355)		$6,989,967,146

Other Assets, Less Liabilities — 0.7%		$47,632,922

Net Assets — 100.0%		$7,037,600,068

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

HHPT	-	Hilton Hotel Pool Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $50,192,734 or 0.7% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Currently the issuer is in default with respect to interest payments.

(4)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)		Rounds to less than 0.05%.

(6)		Floating-rate security.

(7)		Weighted average fixed-rate coupon that changes/updates monthly.

(8)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(9)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)		Non-income producing security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $239,445 and $0, respectively.

Securities Sold Short

Common Stocks

Security	Shares	Value
China Life Insurance Co., Ltd., Class H	(1,785,000)	$(7,966,739)
Industrial & Commercial Bank of China, Class H	(10,350,000)	(7,939,366)
Ping An Insurance Group Co. of China, Ltd., Class H	(960,000)	(7,934,599)

Total Common Stocks (proceeds $22,426,098)		$(23,840,704)

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,426,554)

Total Foreign Government Bonds (proceeds $20,573,613)			$(20,426,554)

Total Securities Sold Short (proceeds $42,999,711)			$(44,267,258)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $239,029,118 or 3.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 3,940,000,000	United States Dollar 7,483,381	$(75,514)
8/4/10	Chilean Peso 4,592,000,000	United States Dollar 8,725,891	(83,865)
8/6/10	Euro 33,400,000	United States Dollar 43,460,915	(64,251)
8/6/10	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,854,052	(436,967)
8/9/10	Indian Rupee 615,400,000	United States Dollar 13,114,544	(134,524)
8/10/10	South African Rand 111,700,000	United States Dollar 13,912,069	(1,380,732)
8/10/10	South African Rand 443,356,500	United States Dollar 57,188,842	(3,510,914)
8/16/10	Euro 33,532,414	United States Dollar 42,184,782	(1,512,722)
8/17/10	Euro 98,253,580	United States Dollar 123,659,991	(4,378,336)
8/19/10	South African Rand 64,000,000	United States Dollar 8,363,826	(384,773)
8/19/10	South African Rand 53,900,000	United States Dollar 6,833,511	(534,450)
8/19/10	South African Rand 251,902,480	United States Dollar 32,846,848	(1,587,432)
8/25/10	Euro 7,610,000	United States Dollar 9,598,318	(318,550)
8/25/10	Euro 14,810,000	United States Dollar 18,276,266	(1,023,185)
8/25/10	Euro 225,345,000	United States Dollar 275,782,845	(17,872,435)
8/26/10	Japanese Yen 6,200,000,000	United States Dollar 71,246,352	(530,591)
8/26/10	Kazak Tenge 1,443,710,000	United States Dollar 9,866,799	105,779
8/30/10	Euro 46,740,117	United States Dollar 60,595,663	(312,935)
9/15/10	Euro 24,791,302	United States Dollar 30,466,032	(1,839,506)
9/27/10	Japanese Yen 6,219,619,398	United States Dollar 71,474,680	(549,902)
9/27/10	Swiss Franc 204,982,780	United States Dollar 192,698,266	(4,186,028)
10/7/10	Euro 1,005,000	United States Dollar 1,356,589	47,041
10/8/10	Sri Lankan Rupee 659,010,000	United States Dollar 5,620,554	(185,599)
10/29/10	Euro 16,153,356	United States Dollar 20,974,018	(72,200)
10/29/10	South African Rand 661,560,000	United States Dollar 88,565,806	(807,724)
10/29/10	Sri Lankan Rupee 585,150,000	United States Dollar 5,023,178	(126,997)
11/4/10	Sri Lankan Rupee 578,870,000	United States Dollar 4,966,710	(126,555)

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
11/12/10	Euro 5,000,000	United States Dollar 6,746,650	$232,600
11/12/10	Sri Lankan Rupee 61,630,000	United States Dollar 528,559	(13,356)
11/29/10	Euro 23,977,500	United States Dollar 31,003,627	(231,751)
12/2/10	Euro 1,300,000	United States Dollar 1,769,950	76,472
12/2/10	Euro 590,000	United States Dollar 731,740	(36,839)
12/8/10	New Turkish Lira 18,000,000	United States Dollar 11,062,627	(621,321)
12/9/10	Euro 3,050,000	United States Dollar 4,130,920	157,905
12/9/10	Euro 1,250,000	United States Dollar 1,700,958	72,673
12/16/10	Euro 2,000,000	United States Dollar 2,469,774	(135,388)
12/30/10	Euro 1,145,000	United States Dollar 1,555,769	64,422
12/30/10	Euro 1,500,000	United States Dollar 1,902,594	(51,136)
12/30/10	Euro 3,000,000	United States Dollar 3,722,445	(185,014)
12/30/10	Euro 3,875,000	United States Dollar 4,648,973	(398,162)
1/19/11	Euro 19,969,000	United States Dollar 25,041,126	(965,535)
1/21/11	Sri Lankan Rupee 1,264,880,000	United States Dollar 10,876,010	(184,721)
2/2/11	New Turkish Lira 50,000,000	United States Dollar 30,765,444	(1,379,181)
2/2/11	New Turkish Lira 64,525,000	United States Dollar 39,488,984	(1,993,655)
2/17/11	Euro 300,000	United States Dollar 406,061	15,416
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	(299,009)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	(577,290)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	(267,138)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	(352,682)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	(489,870)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	1,200,911
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	587,909
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	580,378
4/6/11	Israeli Shekel 31,165,000	United States Dollar 8,005,394	(233,749)
4/6/11	Israeli Shekel 45,831,000	United States Dollar 11,778,720	(337,698)
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	599,560
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	422,389

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	$(21,079)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	147,015
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	(17,716)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	217,557
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	(5,650)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	(63,650)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	(81,759)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	(295,397)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	(660,644)
5/11/11	New Turkish Lira 50,000,000	United States Dollar 30,024,620	(1,561,959)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	(62,632)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	(88,679)
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	(165,920)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	(490,532)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	(2,631,689)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	(358,899)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	(537,989)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	(4,866,650)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	(992,803)
6/30/11	Euro 29,000,000	United States Dollar 35,434,897	(2,300,077)
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	(201,778)
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	(378,981)
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	(165,710)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	(2,080)
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	(1,301,915)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	(2,375,817)

			$(65,892,160)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/10	Australian Dollar 21,594,800	United States Dollar 18,957,427	$577,121
8/5/10	Indonesian Rupiah 188,850,000,000	United States Dollar 20,230,316	873,019
8/6/10	Malaysian Ringgit 68,470,000	United States Dollar 21,323,575	198,156
8/9/10	Hong Kong Dollar 184,831,064	United States Dollar 23,797,889	(1,473)
8/9/10	Indian Rupee 615,400,000	United States Dollar 13,046,428	202,641
8/10/10	New Turkish Lira 81,333,288	United States Dollar 51,240,023	2,649,791
8/10/10	New Turkish Lira 17,920,000	United States Dollar 11,051,496	821,939
8/10/10	New Turkish Lira 13,200,000	United States Dollar 8,386,277	359,780
8/10/10	Polish Zloty 185,766,860	Euro 44,744,770	2,093,826
8/12/10	Indian Rupee 1,192,155,000	United States Dollar 25,327,279	326,836
8/12/10	Indian Rupee 194,355,000	United States Dollar 4,129,941	52,406
8/12/10	Indonesian Rupiah 101,455,000,000	United States Dollar 10,849,642	486,174
8/12/10	Polish Zloty 228,331,500	Euro 56,411,577	720,276
8/12/10	South Korean Won 19,350,000,000	United States Dollar 15,956,131	399,853
8/12/10	South Korean Won 10,156,000,000	United States Dollar 8,374,701	209,866
8/16/10	New Turkish Lira 2,658,760	United States Dollar 1,737,133	22,714
8/17/10	Malaysian Ringgit 18,230,000	United States Dollar 5,586,027	141,216
8/18/10	Colombian Peso 13,574,303,631	United States Dollar 7,079,906	278,981
8/19/10	Norwegian Krone 372,600,000	Euro 46,898,896	160,893
8/19/10	South Korean Won 21,807,700,000	United States Dollar 18,083,420	350,250
8/19/10	Swedish Krona 390,000,100	Euro 40,674,158	1,010,677
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	21,691
8/20/10	Danish Krone 319,000,000	Euro 42,861,366	(66,363)
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	12,166
8/24/10	Indian Rupee 792,740,000	United States Dollar 16,570,652	456,494
8/24/10	Indian Rupee 776,900,000	United States Dollar 16,239,548	447,373
8/24/10	Indian Rupee 853,735,000	United States Dollar 18,145,271	191,978
8/24/10	Indian Rupee 588,425,000	United States Dollar 12,506,376	132,318
8/24/10	Indian Rupee 421,000,000	United States Dollar 9,055,711	(13,113)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/24/10	Indonesian Rupiah 175,552,000,000	United States Dollar 18,707,587	$903,026
8/24/10	Malaysian Ringgit 46,412,000	United States Dollar 14,137,500	438,911
8/24/10	Malaysian Ringgit 32,168,000	United States Dollar 9,798,654	304,208
8/25/10	Euro 21,635,000	United States Dollar 28,187,376	5,981
8/26/10	Qatari Rial 49,883,000	United States Dollar 13,703,368	1,644
8/26/10	Qatari Rial 33,257,000	United States Dollar 9,135,535	1,598
8/26/10	Qatari Rial 16,630,000	United States Dollar 4,567,803	1,176
8/26/10	Qatari Rial 17,333,000	United States Dollar 4,761,028	1,095
8/26/10	Qatari Rial 34,658,000	United States Dollar 9,521,952	96
8/26/10	South Korean Won 20,160,200,000	United States Dollar 16,685,454	355,856
8/26/10	South Korean Won 14,907,900,000	United States Dollar 12,338,934	262,635
8/26/10	South Korean Won 7,533,000,000	United States Dollar 6,234,895	132,710
8/30/10	Malaysian Ringgit 50,155,000	United States Dollar 15,666,583	81,068
8/30/10	Malaysian Ringgit 46,375,000	United States Dollar 14,485,850	74,958
8/30/10	Polish Zloty 92,875,500	Euro 22,974,200	219,257
8/30/10	Qatari Rial 167,515,000	United States Dollar 46,016,812	6,427
8/31/10	Israeli Shekel 82,869,394	United States Dollar 21,756,779	220,459
8/31/10	New Turkish Lira 14,530,000	United States Dollar 9,542,511	50,546
8/31/10	Polish Zloty 288,920,000	Euro 72,055,985	(89,375)
9/2/10	Brazilian Real 57,496,009	United States Dollar 32,322,919	134,497
9/2/10	Qatari Rial 60,033,500	United States Dollar 16,485,926	7,641
9/2/10	Qatari Rial 69,350,000	United States Dollar 19,046,442	6,735
9/2/10	Qatari Rial 52,010,000	United States Dollar 14,284,537	4,659
9/2/10	South Korean Won 21,817,100,000	United States Dollar 18,351,432	90,711
9/2/10	South Korean Won 18,194,700,000	United States Dollar 15,303,810	76,294
9/3/10	Indonesian Rupiah 240,863,000,000	United States Dollar 25,670,148	1,231,399
9/7/10	Indian Rupee 1,192,155,000	United States Dollar 25,249,497	302,628
9/7/10	Indian Rupee 621,289,000	United States Dollar 13,158,721	157,714
9/7/10	Indonesian Rupiah 117,160,000,000	United States Dollar 12,811,372	267,416
9/7/10	Malaysian Ringgit 92,640,000	United States Dollar 28,795,226	281,251

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/7/10	Swedish Krona 297,860,000	Euro 31,159,153	$644,251
9/7/10	Swedish Krona 96,150,000	Euro 10,137,037	105,306
9/7/10	Swedish Krona 91,350,000	Euro 9,631,504	99,361
9/8/10	Malaysian Ringgit 30,810,000	United States Dollar 9,602,020	67,728
9/8/10	South Korean Won 11,750,000,000	United States Dollar 9,631,148	299,197
9/13/10	British Pound Sterling 2,650,000	Euro 3,177,687	16,598
9/13/10	British Pound Sterling 11,700,000	Euro 14,088,662	(3,441)
9/13/10	British Pound Sterling 37,434,000	Euro 45,235,549	(218,274)
9/13/10	British Pound Sterling 14,740,000	Euro 18,012,954	(347,895)
9/13/10	Malaysian Ringgit 34,010,000	United States Dollar 10,602,282	69,358
9/13/10	Malaysian Ringgit 16,170,000	United States Dollar 5,040,367	33,448
9/17/10	Indonesian Rupiah 76,870,000,000	United States Dollar 8,278,945	291,395
9/20/10	Indian Rupee 732,321,000	United States Dollar 15,528,435	139,645
9/20/10	Indian Rupee 519,589,000	United States Dollar 11,018,747	97,911
9/20/10	Indonesian Rupiah 118,051,550,000	United States Dollar 12,978,403	178,355
9/20/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,530,013	172,193
9/28/10	Indonesian Rupiah 82,285,000,000	United States Dollar 8,987,985	173,395
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	147,421
10/4/10	Indonesian Rupiah 93,174,000,000	United States Dollar 10,292,058	73,854
10/12/10	Colombian Peso 42,800,000,000	United States Dollar 22,496,715	655,524
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(154,793)
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(154,793)
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	(84,423)
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	(169,304)
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	(88,197)
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	(373,484)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(353,696)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	294,158

			$20,261,505

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $2,884,309 and a payable of $848,084.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	348 Euro-Bobl	Short	$(54,404,605)	$(54,433,175)	$(28,570)
9/10	43 Euro-Bund	Short	(7,165,088)	(7,203,360)	(38,272)
9/10	117 Japan 10-Year Bond	Short	(190,253,484)	(192,086,116)	(1,832,632)
9/10	617 U.S. 5-Year Treasury Note	Short	(71,989,208)	(73,933,953)	(1,944,745)
9/10	338 U.S. 10-Year Treasury Note	Short	(41,341,582)	(41,848,625)	(507,043)

					$(4,351,262)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(252,086)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(573,027)
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(570,011)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(572,970)
JPMorgan Chase Bank	BRL	86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	81,540

							$(1,886,554)

BRL	-	Brazlian Real

ILS	-	Israeli Shekel

Spread Lock Swaps

	Notional
	Amount of
	Underlying Swap	Cash Settlement	Termination	Net Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation
Credit Suisse	$100,000	10-year swap spread minus 0.675% (spread lock) times $85,600	9/23/10	$(589,780)
Credit Suisse	$100,000	10-year swap spread minus 0.275% (spread lock) times $86,400	10/7/10	(247,970)

				$(837,750)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	Barclays Bank PLC	$5,000	1.70%		3/20/18	2.837%	$(329,345)
Iceland	Credit Suisse First Boston	5,000	1.70		3/20/18	2.837	(329,344)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.837	(414,684)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.417	(121,772)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.417	27,856
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.376	(1,743)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.346	281,149
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.376	250,902

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Citigroup Global Markets	$5,000	1.00	%(1)	6/20/15	1.346%	$68,652
South Africa	Credit Suisse First Boston	10,000	1.00	(1)	6/20/15	1.346	272,552
South Africa	Credit Suisse First Boston	5,000	1.00	(1)	6/20/15	1.346	70,842
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.376	3,540
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.376	44,670
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.346	142,722
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.346	66,461

							$32,458

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$50,511
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(107,893)
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	(149,115)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	(65,155)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(232,965)
Brazil	Credit Suisse First Boston	14,225	1.00	(1)	6/20/20	(303,487)
Brazil	Credit Suisse First Boston	20,000	1.00	(1)	6/20/20	(123,482)
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	(271,402)
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	(86,880)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	(30,829)
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	(20,141)
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	7,950
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	(39,356)
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(13,180)
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(113,808)
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(88,652)
Egypt	Credit Suisse First Boston	10,000	1.00	(1)	9/20/15	(43,729)
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	19,999
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	(35,147)
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	(6,260)
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	(92,167)
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	(85,984)
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	(111,411)
Egypt	Deutsche Bank	10,000	1.00	(1)	9/20/15	(43,729)
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	(60,493)
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	(37,402)
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	(92,026)
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	(91,699)
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	(86,880)
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	706,074
Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	6,839,098
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	132,642
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	6,183,044
Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,197,983
Kazakhstan	Citigroup Global Markets	9,100	1.00	(1)	6/20/15	109,451
Kazakhstan	Deutsche Bank	9,100	1.00	(1)	6/20/15	113,382
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	42,576
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	32,087
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	79,030
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	115,912
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(119,586)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	50,148
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	51,726
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	43,590
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	68,459
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	(34,803)
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	(57,721)

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Lebanon	Credit Suisse First Boston	$8,800	1.00	%(1)	3/20/15	$152,570
Lebanon	Credit Suisse First Boston	4,600	1.00	(1)	3/20/15	78,000
Lebanon	Credit Suisse First Boston	9,900	1.00	(1)	6/20/15	230,286
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	134,299
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	112,068
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	113,983
Malaysia	Bank of America	3,900	0.83		12/20/14	(9,010)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(467,379)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(14,609)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(474,524)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(144,895)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(189,876)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(210,261)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(103,388)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(97,794)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(73,671)
Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(73,671)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(90,191)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(214,032)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(121,968)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(133,073)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(89,459)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(63,193)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(65,518)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(156,527)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(92,851)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(89,459)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(91,870)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,951)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(22,300)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(73,671)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(141,341)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(103,388)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(113,409)
Philippines	Standard Chartered	10,000	1.00	(1)	9/20/15	(87,112)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	(216,516)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	30,397
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(127,965)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	120,880
Russia	Credit Suisse First Boston	9,000	1.00	(1)	3/20/15	112,721
Russia	Credit Suisse First Boston	9,000	1.00	(1)	6/20/15	125,716
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	129,907
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	(76,463)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	(230,336)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	(92,226)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(111,915)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	38,471
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	(13,906)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	4,313
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(56,696)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(6,141)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(100,548)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	20,606
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(459,222)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	(409,264)
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(62,142)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(89,241)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(92,590)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	(107,170)
South Africa	Credit Suisse First Boston	5,100	1.00	(1)	3/20/20	2,036
South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	(40,233)

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
South Africa	Credit Suisse First Boston		$10,000	1.00	%(1)	6/20/20	$(437,777)
South Africa	Credit Suisse First Boston		5,000	1.00	(1)	6/20/20	(110,857)
South Africa	Deutsche Bank		5,575	1.00	(1)	9/20/20	6,549
South Africa	Deutsche Bank		5,500	1.00	(1)	9/20/20	(45,442)
South Africa	JPMorgan Chase Bank		4,590	1.00	(1)	12/20/19	(139,012)
South Africa	JPMorgan Chase Bank		5,200	1.00	(1)	12/20/19	(95,373)
South Africa	JPMorgan Chase Bank		5,200	1.00	(1)	3/20/20	(87,123)
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	3/20/20	(1,712)
South Africa	JPMorgan Chase Bank		5,100	1.00	(1)	3/20/20	5,823
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	6/20/20	(233,177)
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	6/20/20	(99,779)
Spain	Bank of America		15,000	1.00	(1)	6/20/20	473,993
Spain	Bank of America		7,500	1.00	(1)	9/20/20	(164,531)
Spain	Barclays Bank PLC		11,400	1.00	(1)	3/20/20	489,681
Spain	Barclays Bank PLC		10,000	1.00	(1)	6/20/20	(288,016)
Spain	Citigroup Global Markets		11,400	1.00	(1)	3/20/20	320,406
Spain	Citigroup Global Markets		11,800	1.00	(1)	3/20/20	1,416
Spain	Citigroup Global Markets		5,000	1.00	(1)	9/20/20	(6,163)
Spain	Deutsche Bank		11,400	1.00	(1)	3/20/20	337,184
Spain	Deutsche Bank		11,800	1.00	(1)	3/20/20	1,416
Spain	Deutsche Bank		10,000	1.00	(1)	6/20/20	25,483
Spain	Deutsche Bank		13,950	1.00	(1)	6/20/20	(205,104)
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	(147,416)
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	(817,997)
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	1,378
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	145,570
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	40,514
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	77,756
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(71,155)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	18,822
Turkey	Barclays Bank PLC		4,170	2.12		1/20/13	(88,027)
Turkey	Citigroup Global Markets		9,400	2.93		9/20/19	(924,775)
Turkey	Credit Suisse First Boston		5,000	2.87		7/20/11	(104,298)
Turkey	Credit Suisse First Boston		4,120	2.11		1/20/13	(85,953)
Turkey	JPMorgan Chase Bank		12,610	2.12		1/20/13	(266,193)
Turkey	Morgan Stanley		5,000	4.05		4/06/14	(523,248)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	38,393
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	93,052
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	388,436
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	100,938
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	(27,984)
Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	(212,173)
Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	(265,332)
Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	(34,271)
Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	(38,139)
Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	(88,753)
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	111,114
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	14,822
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	(74,734)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	16,100	1.00	(1)	6/20/15	293,586
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,100	1.00	(1)	6/20/15	(566,134)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	12,000	1.00	(1)	6/20/15	(484,900)

							$4,844,352

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $95,250,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$1,868,330	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$50,768

					$50,768

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	19,000	$12,684	3 Month USD- LIBOR-BBA	10.03%	11/25/13	$(1,602,538)
Citigroup Global Markets	TRY	4,000	2,475	3 Month USD- LIBOR-BBA	11.95	2/15/12	(496,737)
Citigroup Global Markets	TRY	8,441	5,091	3 Month USD- LIBOR-BBA	12.10	2/15/12	(1,196,519)
Citigroup Global Markets	TRY	12,367	7,361	3 Month USD- LIBOR-BBA	12.46	8/14/13	(2,841,429)
Citigroup Global Markets	TRY	6,159	4,122	3 Month USD- LIBOR-BBA	10.05	11/06/13	(530,815)
Credit Suisse First Boston	TRY	6,790	3,922	3 Month USD- LIBOR-BBA	12.45	2/15/12	(1,173,332)
JPMorgan Chase Bank	TRY	7,159	4,792	3 Month USD- LIBOR-BBA	10.10	11/06/13	(624,850)
JPMorgan Chase Bank	TRY	13,609	9,189	3 Month USD- LIBOR-BBA	11.20	5/21/14	(950,692)

							$(9,416,912)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	4,078,000	$522,711
Options expired	JPY	(4,078,000)	(522,711)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$21,465,593	$(16,588,783)

		$21,465,593	$(16,588,783)

Equity	Total Return Swaps	$50,768	$—

		$50,768	$—

Foreign Exchange	Currency Options Purchased	$7,407,118	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	26,908,156	(72,538,811)

		$34,315,274	$(72,538,811)

Interest Rate	Cross-Currency Swaps	$—	$(9,416,912)
Interest Rate	Futures Contracts*	—	(4,351,262)
Interest Rate	Interest Rate Swaps	81,540	(1,968,094)
Interest Rate	Spread Lock Swaps	—	(837,750)

		$81,540	$(16,574,018)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,894,202,399

Gross unrealized appreciation	$127,691,734
Gross unrealized depreciation	(31,926,987)

Net unrealized appreciation	$95,764,747

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$485,012,176	$—	$485,012,176
Foreign Corporate Bonds & Notes	—	3,826,233	—	3,826,233
Corporate Bonds & Notes	—	1,837,553	—	1,837,553
Collateralized Mortgage Obligations	—	134,317,311	—	134,317,311
Commercial Mortgage-Backed Securities	—	41,146,817	—	41,146,817
Mortgage Pass-Throughs	—	1,089,486,704	—	1,089,486,704
U.S. Government Agency Obligations	—	390,712,736	—	390,712,736
U.S. Treasury Obligations	—	1,113,609,197	—	1,113,609,197
Common Stocks	—	6,344,349 *	—	6,344,349
Precious Metals	19,431,501	—	—	19,431,501
Currency Options Purchased	7,407,118	—	—	7,407,118
Short-Term — Foreign Government Securities	—	2,136,878,118	—	2,136,878,118
Short-Term — U.S. Treasury Obligations	—	1,294,431,770	—	1,294,431,770
Short-Term — Repurchase Agreements	—	20,451,320	—	20,451,320
Short-Term — Other Securities	—	245,074,243	—	245,074,243

Total Investments	$26,838,619	$6,963,128,527	$—	$6,989,967,146

Forward Foreign Currency Exchange Contracts	$—	$26,908,156	$—	$26,908,156
Swaps Contracts	—	21,597,901	—	21,597,901

Total	$26,838,619	$7,011,634,584	$—	$7,038,473,203

Liability Description
Securities Sold Short, at value	$—	$(44,267,258)*	$—	$(44,267,258)
Forward Foreign Currency Exchange Contracts	—	(72,538,811)	—	(72,538,811)
Swaps Contracts	—	(28,811,539)	—	(28,811,539)
Futures Contracts	(4,351,262)	—	—	(4,351,262)

Total	$(4,351,262)	$(145,617,608)	$—	$(149,968,870)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Foreign Government
Bonds
Balance as of October 31, 2009	$2,353,740
Realized gains (losses)	(1,712,621)
Change in net unrealized appreciation (depreciation)	2,285,605
Net purchases (sales)	(2,926,724)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of July 31, 2010	$—

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$—

Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010